Earnings per share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended March 31,
	2023	2022
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	41.2	56.0
Weighted average Ordinary Shares (basic) in millions	174.5	174.4
Basic earnings per share	€0.24	€0.32

Schedule of Diluted Earnings per Share

	For the three months ended March 31,
	2023	2022
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	41.2	56.0
Weighted average Ordinary Shares (diluted) in millions	174.5	174.4
Diluted earnings per share	€0.24	€0.32